Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease costs	$ 490	$ 35,437	$ 21,824
Operating lease cost- post acquisition		117
Variable lease costs		33,072	14,545
Sublease income		$ 23,466	$ 20,430